Corporate Information - Summary of Reorganization - Additional Information (Detail) - AMTD Digital [Member]	Dec. 31, 2022
Top of range [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	84.90%
Bottom of range [member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	97.10%